RESTRICTED CASH AND SHORT-TERM DEPOSITS (Details) $ in Thousands, € in Millions, t in Millions	1 Months Ended	12 Months Ended
	May 31, 2021 USD ($) t	Dec. 31, 2023 USD ($) guarantee	Dec. 31, 2023 EUR (€) guarantee	Dec. 31, 2022 USD ($) instatementPayments	Nov. 30, 2015 USD ($)
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		$ 92,245		$ 134,043
Less: Amounts included in current restricted cash and short-term deposits		(18,115)		(21,693)
Long-term restricted cash		74,130		112,350
Performance guarantee | Golar Arctic
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		0		$ 38,822
Number of installment payments | instatementPayments				3
Performance guarantee | Golar Arctic | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral | €			€ 26.9
Performance guarantee | Golar Arctic | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		29,700
Performance guarantee | LNG Croatia and NFE's fleet
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		$ 12,083		$ 11,504
Performance guarantee | LNG Croatia
Restricted Cash and Cash Equivalents Items [Line Items]
Number of performance guarantees | guarantee		2	2
Performance guarantee | LNG Croatia | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral | €			€ 9.1
Performance guarantee | LNG Croatia | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		$ 1,300	10.1
Term facility		10 years
Variable interest entity, primary beneficiary
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		$ 18,085		21,691
Lease agreements
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		1,081		1,074
Advanced Repayment Guarantees | Golar Arctic | Euro member countries, euro
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral | €			8.1
Advanced Repayment Guarantees | Golar Arctic | Euro member countries, euro | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral | €			€ 163.9
Advanced Repayment Guarantees | Golar Arctic | United States of America, dollars
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		8,900
Advanced Repayment Guarantees | Golar Arctic | United States of America, dollars | Maximum
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		180,900
FLNG Hilli facility
Restricted Cash and Cash Equivalents Items [Line Items]
Letter of credit available to project partner					$ 400,000
LNG production | t	3.6
Maximum borrowing capacity	$ 100,000
FLNG Hilli facility | Performance guarantee
Restricted Cash and Cash Equivalents Items [Line Items]
Cash collateral		$ 60,996		$ 60,952	$ 305,000